8. COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments under non-cancellable operating leases
Year	Amount
2018	85
2019	98
2020	101
2021	26

Year	Amount
2018	114
2019	98
2020	101
2021	26